Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2017 and 2016 are as follows:

	12/31/2017			12/31/2016
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	912	5,666	6,578	1,002	6,147	7,149
Termination plans	515	1,282	1,797	709	1,685	2,394
Post-employment defined benefit plans	9	1,030	1,039	3	935	938
Other benefits	388	3,354	3,742	290	3,527	3,817
Other provisions	1,304	3,552	4,856	1,218	3,726	4,944
Total	2,216	9,218	11,434	2,220	9,873	12,093

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for post-employment plans in 2017 and 2016 is as follows:

Millions of euros	Total
Provisions for post-employment plans at 12/31/15	2,583
Additions	571
Retirements/amount applied	(822)
Transfers	35
Translation differences and accretion	27
Provisions for post-employment plans at 12/31/16	2,394
Additions	179
Retirements/amount applied	(759)
Transfers	(8)
Translation differences and accretion	(9)
Provisions for post-employment plans at 12/31/17	1,797

Schedule of Post-Employment Defined Benefit Plans by Country of Operation
The following tables present the main data of these plans:

12/31/2017
Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Others	Total
Obligation	490	1,828	235	734	80	16	3,383
Assets	—	(1,651)	(84)	(835)	—	(9)	(2,579)
Net provision before asset ceiling	490	177	151	(101)	80	7	804
Asset ceiling	—	—	—	232	—	—	232
Net provision	490	177	151	134	80	7	1,039
Net assets	—	—	—	3	—	—	3

12/31/2016
Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Others	Total
Obligation	533	1,834	233	737	25	16	3,378
Assets	—	(1,662)	(128)	(982)	—	(8)	(2,780)
Net provision before asset ceiling	533	172	105	(245)	25	8	598
Asset ceiling	—	—	—	337	—	—	337
Net provision	533	172	105	95	25	8	938
Net assets	—	—	—	3	—	—	3

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2017 and 2016 is as follows:

Millions of euros	Spain	United Kingdom	Germany	Brazil	Hispano- américa	Other	Total
Present value of obligation at 12/31/15	552	1,613	198	449	31	15	2,858
Translation differences	—	(251)	—	125	(9)	—	(135)
Current service cost	7	—	6	1	7	—	21
Interest cost	8	54	5	59	4	1	131
Actuarial losses and gains	17	444	31	149	2	—	643
Benefits paid	(51)	(26)	(3)	(46)	(3)	—	(129)
Other movements	—	—	(4)	—	(7)	—	(11)
Present value of obligation at 12/31/16	533	1,834	233	737	25	16	3,378
Translation differences	—	(67)	—	(109)	(15)	(2)	(193)
Current service cost	6	—	9	3	2	1	21
Interest cost	6	46	4	73	6	1	136
Actuarial losses and gains	(9)	60	(8)	85	8	—	136
Benefits paid	(46)	(46)	(3)	(55)	(3)	(1)	(154)
Inclusion of companies	—	—	—	—	61	—	61
Other movements	—	1	—	—	(4)	1	(2)
Present value of obligation at 12/31/17	490	1,828	235	734	80	16	3,383

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2017 and 2016 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/15	1,753	122	637	10	2,522
Translation differences	(256)	—	171	—	(85)
Interest income	59	3	86	1	149
Actuarial losses and gains	134	(2)	132	—	264
Company contributions	—	9	1	—	10
Benefits paid	(26)	(2)	(45)	—	(73)
Other movements	(2)	(2)	—	(3)	(7)
Fair value of plan assets at 12/31/16	1,662	128	982	8	2,780
Translation differences	(61)	—	(130)	(1)	(192)
Interest income	42	2	99	1	144
Actuarial losses and gains	55	—	(64)	—	(9)
Company contributions	—	6	1	1	8
Benefits paid	(46)	(2)	(52)	(1)	(101)
Other movements	(1)	(50)	(1)	1	(51)
Fair value of plan assets at 12/31/17	1,651	84	835	9	2,579
Fair value of Plan assets is as follows:

Millions of euros	12/31/2017	12/31/2016
Shares	—	357
Bonds	1,651	1,306
Cash equivalents	—	(1)
Total	1,651	1,662

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing the Plan are as follows:

	12/31/2017	12/31/2016
Nominal rate of pension payment increase	3.15%	3.15%
Discount rate	2.45%	2.60%
Expected inflation	3.30%	3.35%
Mortality tables	95% S2NA,	95% S2NA,
	CMI 2016 1% 7.5	CMI 2015 1%
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2017	12/31/2016
Discount rate	9.46% - 9.88%	10.77% - 10.85%
Nominal rate of salary increase	5.93%	6.18%
Long term inflation rate	4.25%	4.50%
Growth rate for medical costs	7.38%	7.64%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The main actuarial assumptions used in valuing these plans are as follows:

	Survival		ITP
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Discount rate	1.45%	1.26%	1.37%	1.16%
Expected rate of salary increase	0%-0.5%	0% - 0.5%	−	−
Mortality tables	PERM/F 2000P OM77	PERM/F-2000P OM77	90%PERM 2000C/98% PERF 2000C	90% PERM 2000C/98% PERF 2000 C

Schedule of Sensitivity to Changes in Actuarial Assumptions
The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	469	450	490
Health plans	265	246	286
Total obligation	734	696	776

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	469	469	469
Health plans	265	308	230
Total obligation	734	777	699
At December 31, 2017, reasonably possible changes to one of the following actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	121
Expected inflation (0.25% increase)	104
Life expectancy (1 year longer)	54
The table below shows the sensitivity of the value of termination, post-employment and other obligations, among which is included the Individual Suspension Plan, of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(270)	(230)	248	213

Schedule of Movement in Other Provisions
The movement in “Other provisions” in 2017 and 2016 is as follows:

Millions of euros
Other provisions at December 31, 2015	4,098
Additions and accretion	1,403
Retirements/amount applied	(889)
Translation differences and other	332
Other provisions at December 31, 2016	4,944
Additions and accretion	1,497
Retirements/amount applied	(1,127)
Translation differences and other	(458)
Other provisions at December 31, 2017	4,856

Disclosure of Provisions for Tax Proceedings
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2017	12/31/2016
Federal taxes	127	100
State taxes	58	66
Municipal taxes	8	9
FUST, FISTEL and EBC	709	736
Total	902	911
Breakdown of changes in provisions for tax proceedings in 2017 and 2016 is as follows:

Millions of euros
Balance at 12/31/2015	644
Additions (income)	33
Write-offs due to reversal (income)	(14)
Write-offs due to payment	(41)
Monetary updating	99
Translation differences	165
Other movements	25
Balance at 12/31/2016	911
Additions (income)	63
Write-offs due to reversal (income)	(20)
Write-offs due to payment	(47)
Monetary updating	97
Translation differences	(134)
Other movements	32
Balance at 12/31/2017	902
The balance of these provisions at December 31, 2017 and December, 31 2016 is shown in the following table:

Millions of euros	12/31/2017	12/31/2016
Provisions for tax proceedings	902	911
Provisions for regulatory proceedings	278	241
Provisions for labor claims	247	403
Provisions for civil proceedings	266	303
Total	1,693	1,858

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2017 and December 31, 2016 are as follows:

Millions of euros	12/31/2017	12/31/2016
Tax proceedings	1,066	1,094
Labor claims	223	306
Civil proceedings	304	323
Regulatory proceedings	51	81
Garnishments	36	45
Total	1,680	1,849
Current (see Note 13.b)	82	88
Non-current (see Note 13.a)	1,598	1,761